UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-43


                                Investment Trust
                                ----------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Large Company Growth Fund
Investment Portfolio as of October 31, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------------

                                                                                      Shares               Value ($)
                                                                              --------------------------------------
Common Stocks 97.7%
Consumer Discretionary 14.3%
Automobiles 1.6%
Harley-Davidson, Inc.                                                                130,100              7,489,857
                                                                                                        -----------
Hotels Restaurants & Leisure 1.7%
International Game Technology                                                        201,700              6,664,168
YUM! Brands, Inc.                                                                     28,800              1,252,800
                                                                                                        -----------
                                                                                                          7,916,968

Internet & Catalog Retail 1.1%
eBay, Inc.*                                                                           49,200              4,802,412
                                                                                                        -----------
Media 3.8%
Comcast Corp. "A"*                                                                   115,700              3,359,928
McGraw-Hill Companies, Inc.                                                           30,400              2,622,000
Omnicom Group, Inc.                                                                   85,850              6,773,565
Viacom, Inc. "B"                                                                     119,250              4,351,433
                                                                                                        -----------
                                                                                                         17,106,926

Multiline Retail 2.9%
Kohl's Corp.*                                                                         67,900              3,446,604
Target Corp.                                                                         197,200              9,863,944
                                                                                                        -----------
                                                                                                         13,310,548

Specialty Retail 3.2%
Bed Bath & Beyond, Inc.*                                                              88,300              3,601,757
Home Depot, Inc.                                                                      65,800              2,703,064
Lowe's Companies, Inc.                                                                50,400              2,836,512
Staples, Inc.                                                                        183,800              5,466,212
                                                                                                        -----------
                                                                                                         14,607,545

Consumer Staples 11.8%
Beverages 2.6%
Anheuser-Busch Companies, Inc.                                                        37,500              1,873,125
PepsiCo, Inc.                                                                        200,140              9,922,941
                                                                                                        -----------
                                                                                                         11,796,066

Food & Drug Retailing 4.5%
Wal-Mart Stores, Inc.                                                                256,300             13,819,696
Walgreen Co.                                                                         185,900              6,671,951
                                                                                                        -----------
                                                                                                         20,491,647

Food Products 1.5%
Dean Foods Co.*                                                                       65,000              1,940,250
Hershey Foods Corp.                                                                   55,800              2,828,502
Kellogg Co.                                                                           53,200              2,287,600
                                                                                                        -----------
                                                                                                          7,056,352

Household Products 3.2%
Colgate-Palmolive Co.                                                                112,450              5,017,519
Procter & Gamble Co.                                                                 190,100              9,729,318
                                                                                                        -----------
                                                                                                         14,746,837

Energy 8.7%
Energy Equipment & Services 4.0%
Baker Hughes, Inc.                                                                   131,200              5,619,296
Nabors Industries Ltd.*                                                              100,600              4,941,472
Schlumberger Ltd.                                                                     92,500              5,821,950
Transocean, Inc.*                                                                     61,100              2,153,775
                                                                                                        -----------
                                                                                                         18,536,493

Oil & Gas 4.7%
ConocoPhillips                                                                        61,000              5,142,910
Devon Energy Corp.                                                                    77,600              5,740,072
EOG Resources, Inc.                                                                  158,000             10,516,480
                                                                                                        -----------
                                                                                                         21,399,462

Financials 6.7%
Capital Markets 1.9%
Goldman Sachs Group, Inc.                                                             12,100              1,190,398
Lehman Brothers Holdings, Inc.                                                        36,400              2,990,260
Morgan Stanley                                                                        87,100              4,449,939
                                                                                                        -----------
                                                                                                          8,630,597

Consumer Finance 1.6%
American Express Co.                                                                 137,800              7,313,046
                                                                                                        -----------
Diversified Financial Services 1.4%
Citigroup, Inc.                                                                      140,700              6,242,859
                                                                                                        -----------
Insurance 1.8%
AFLAC, Inc.                                                                          113,800              4,083,144
American International Group, Inc.                                                    68,837              4,179,094
                                                                                                        -----------
                                                                                                          8,262,238

Health Care 22.2%
Biotechnology 3.7%
Amgen, Inc.*                                                                         117,000              6,645,600
Biogen Idec, Inc.*                                                                    67,600              3,931,616
Gilead Sciences, Inc.*                                                               177,300              6,139,899
                                                                                                        -----------
                                                                                                         16,717,115

Health Care Equipment & Supplies 6.3%
Baxter International, Inc.                                                           111,700              3,435,892
Boston Scientific Corp.*                                                             129,700              4,578,410
C.R. Bard, Inc.                                                                       65,700              3,731,760
Medtronic, Inc.                                                                      174,700              8,928,917
Zimmer Holdings, Inc.*                                                               106,700              8,278,853
                                                                                                        -----------
                                                                                                         28,953,832

Health Care Providers & Services 1.6%
UnitedHealth Group, Inc.                                                             104,100              7,536,840
                                                                                                        -----------
Pharmaceuticals 10.6%
Abbott Laboratories                                                                   58,000              2,472,540
Eli Lilly & Co.                                                                       50,000              2,745,500
Genentech, Inc.*                                                                     134,100              6,105,573
Johnson & Johnson                                                                    263,406             15,377,642
Pfizer, Inc.                                                                         554,857             16,063,110
Teva Pharmaceutical Industries Ltd. (ADR)                                            215,000              5,590,000
                                                                                                        -----------
                                                                                                         48,354,365

Industrials 9.0%
Aerospace & Defense 2.0%
United Technologies Corp.                                                             96,500              8,957,130
                                                                                                        -----------
Air Freight & Logistics 1.6%
FedEx Corp.                                                                           82,100              7,480,952
                                                                                                        -----------
Industrial Conglomerates 4.9%
3M Co.                                                                                58,100              4,506,817
General Electric Co.                                                                 526,350             17,959,062
                                                                                                        -----------
                                                                                                         22,465,879

Machinery 0.5%
Caterpillar, Inc.                                                                     28,100              2,263,174
                                                                                                        -----------
Information Technology 24.1%
Communications Equipment 4.2%
Cisco Systems, Inc.*                                                                 714,090             13,717,669
QUALCOMM, Inc.                                                                       129,800              5,426,938
                                                                                                        -----------
                                                                                                         19,144,607

Computers & Peripherals 3.7%
Dell, Inc.*                                                                           93,900              3,292,134
EMC Corp.*                                                                           513,300              6,606,171
International Business Machines Corp.                                                 77,800              6,982,550
                                                                                                        -----------
                                                                                                         16,880,855

IT Consulting & Services 3.1%
Accenture Ltd. "A"*                                                                  165,000              3,994,650
Fiserv, Inc.*                                                                        133,700              4,751,698
Paychex, Inc.                                                                        166,200              5,450,363
                                                                                                        -----------
                                                                                                         14,196,711

Semiconductors & Semiconductor Equipment 4.6%
Intel Corp.                                                                          538,260             11,981,667
Linear Technology Corp.                                                              143,060              5,419,113
Texas Instruments, Inc.                                                              156,300              3,821,535
                                                                                                        -----------
                                                                                                         21,222,315

Software 8.5%
Adobe Systems, Inc.                                                                   24,400              1,367,132
Electronic Arts, Inc.* (b)                                                           134,500              6,041,740
Intuit, Inc.*                                                                         70,700              3,206,952
Microsoft Corp.                                                                      715,600             20,029,644
Oracle Corp.*                                                                        286,700              3,629,622
Symantec Corp.*                                                                       83,800              4,771,572
                                                                                                        -----------
                                                                                                         39,046,662

Materials 0.9%
Chemicals
Ecolab, Inc.                                                                         119,200              4,034,920

                                                                                                        -----------
Total Common Stocks (Cost $320,091,059)                                                                 446,965,210

Exchange Traded Fund 0.4%
iShares Nasdaq Biotechnology Index Fund* (b)
(Cost $2,302,717)                                                                     28,900              1,967,223

Securities Lending Collateral 1.0%
Daily Assets Fund Institutional 1.80% (c)(d)
(Cost $4,459,050)                                                                  4,459,050              4,459,050

Cash Equivalents 0.4%
Scudder Cash Management QP Trust 1.80% (a)
(Cost $1,996,984)                                                                  1,996,984              1,996,984

                                                                                                        -----------
                                                                                        % of
                                                                                      Net Assets           Value ($)
                                                                                      ----------           ---------

Total Investment Portfolio  (Cost $328,849,810)                                         99.5            455,388,467
Other Assets and Liabilities, Net                                                        0.5              2,237,742
                                                                                                        -----------
Net Assets                                                                             100.0            457,626,209
                                                                                                        ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2004, amounted to $4,324,070, which is 0.9% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR: American Depository Receipt

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Large Company Growth Fund


By:                                 /s/Julian Sluyters
                                    -------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Large Company Growth Fund

By:                                 /s/Julian Sluyters
                                    -------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    -------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004